PROSKAUER ROSE LLP

ELEVEN TIMES SQUARE

NEW YORK, NEW YORK 10036

September 4, 2020

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Mark Cowan

Re:	Dreyfus Institutional Preferred Money Market Funds

(Registration Nos: 333-26513 and 811-08211)

Ladies and Gentlemen:

On behalf of Dreyfus Institutional Preferred Government Plus Money Market Fund (the "Fund"), a series of Dreyfus Institutional Preferred Money Market Funds (the "Registrant"), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "Securities Act") is Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A (the "Amendment"), which is being filed in order to adopt a multiple class structure for the Fund pursuant to which existing Fund shares would be designated as Institutional shares and the Fund would offer a new class of shares to be designated as SL shares. The Fund's Institutional shares are designed for funds in the BNY Mellon Family of Funds and BNY Mellon Funds Trust for the investment of their excess cash. The Fund's Institutional shares will not offered to any other investors. The Fund's SL shares are designed for clients of The Bank of New York Mellon, as securities lending agent, and clients of other securities lending agents for the investment of their cash collateral in connection with portfolio securities lending. The Fund's SL shares will not be offered to any other investors. In accordance with ADI 2018-04, we will email you versions of the prospectus and statement of additional information included in the Amendment that are marked to show changes from the currently-effective versions thereof.

The Registrant, on behalf of the Fund, intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of the Amendment in order to file certain exhibits, including the consent of the Fund's independent registered public accounting firm, update financial and other information, incorporate comments of the Staff and make certain other revisions.

Please telephone the undersigned at 212.969.3379, or David Stephens of this office at 212.969.3357, if you have any questions.

Very truly yours,

/s/ Kim Kaufman
Kim Kaufman

cc:     David Stephens